Related party transactions (Tables)	6 Months Ended
Jun. 30, 2023
Text Block [Abstract]
Summary of Compensation to the Members of the Board of Directors and the Executive Management Team

	For the Six-month period ended June 30,
(€’000)	2023	2022

Non-executive director’s fees	130	210
Share-based compensation (1)	39	113

Total compensation to the Board of Directors	169	323

Executive management fees	634	662
Short-term employee benefits	696	1 767
Share-based compensation (1)	299	662

Total compensation to the Executive Committee	1 629	3 091

(1)
There have been no new issuance of warrants during the first semester of 2023 but the Group recognized vesting costs in continuity with previous warrants plans and taking into account the warrants granted during the six-month
period ended June 30, 2023.